CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Statements of Operations
Revenue	$ 8,678	$ 11,240
Cost of revenue	3,130	4,438
Gross profit	5,548	6,802
Operating expenses:
Sales and marketing	7,548	14,093
General and administrative	10,324	17,250
Research and development	2,315	2,537
Impairment of long-lived assets	777	18,744
Gain on disposal of assets, net	(33)	529
Total operating expenses	20,931	53,153
Operating loss	(15,383)	(46,351)
Other expense (income), net:
Interest income, net	(26)	113
Gain on changes in fair value of liability warrants	(3,878)
Loss (gain) on foreign currency exchange, net	(22)	141
Other	(122)	(11)
Loss before income tax provision	(11,335)	(46,594)
Income tax expense	52	(380)
Net loss	$ (11,387)	$ (46,214)
Net loss per share - basic and diluted:
Net loss per share - basic (in dollars per share)	$ (110.87)	$ (6,315.92)
Net loss per share - diluted (in dollars per share)	$ (110.87)	$ (6,315.92)
Shares used to compute basic net loss per share (in shares)	102,707	7,317
Shares used to compute diluted net loss per share (in shares)	102,707	7,317